Inventories and Work in Progress (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Inventories

	December 31,
	2016	2017	2018
	(Amounts in thousands of Euros)
Inventories of raw materials	69	—	—
Work in progress	—	—	2,338
Allowance for inventory write-down (charged to income statement)	(69)	—	(772)

Total net value of the inventories	—	—	1,566